Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments - Off-Balance Sheet Guaranteed Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Off-balance sheet [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Off Balance Sheet Farmer Mac Guaranteed Securities [Member]	Dec. 31, 2012 Off-balance sheet [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Off Balance Sheet Farmer Mac Guaranteed Securities [Member]	Dec. 31, 2013 Off-balance sheet [Member] Farm & Ranch [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Off Balance Sheet Farm & Ranch Guaranteed Securities [Member]	Dec. 31, 2012 Off-balance sheet [Member] Farm & Ranch [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Off Balance Sheet Farm & Ranch Guaranteed Securities [Member]	Dec. 31, 2013 Off-balance sheet [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2012 Off-balance sheet [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2013 Off-balance sheet [Member] Institutional Credit [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Farmer Mac Guaranteed Securities AgVantage [Member]	Dec. 31, 2012 Off-balance sheet [Member] Institutional Credit [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Farmer Mac Guaranteed Securities AgVantage [Member]
Long-term Purchase Commitment [Line Items]
Loans and leases receivable, impaired, loans past due period, minimum	90 days
Guarantor Obligations, Maximum Exposure, Undiscounted				$ 1,766,982	$ 1,923,697	$ 765,751	$ 911,370	$ 20,222	$ 29,658	$ 981,009	$ 982,669
Failure to Repurchase USDA portion Period		30 days
Loans and Leases Receivable, Impaired, Loans Past Due Period, Alternate Minimum			60 days